Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (67,630)	$ 59,998	$ 63,685
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense	9,818	10,338	11,663
Deferred taxes	629	0	0
Other non-cash compensation	4,564	4,030	1,788
Non-cash partnership interest-based compensation	172,358	30,233	19,495
Amortization of debt issuance costs	1,336	1,643	1,686
Loss on extinguishment of debt	1,514	0	0
Change in fair value of derivatives	8,572	5,417	1,344
Amortization of deferred rent	130	152	(897)
Proceeds received from investments	8,050	10,289	18,347
Non-cash investment income	(10,742)	(7,521)	(16,963)
Other	94	526	539
Change in assets and liabilities
Management fees receivable	(595)	5,132	(291)
Incentive fees receivable	(48,653)	(7,242)	7,594
Due from related parties	(1,100)	(3,467)	(1,218)
Other assets	(16,568)	(5,876)	1,968
Accrued compensation and benefits	6,295	(3,531)	(459)
Employee related obligations	2,660	(4,029)	6,583
Accrued expenses and other liabilities	(2,562)	101	2,165
Net cash provided by operating activities	68,170	96,193	117,029
Cash flows from investing activities
Purchases of premises and equipment	(1,308)	(3,995)	(868)
Contributions/subscriptions to investments	(23,911)	(21,505)	(23,210)
Withdrawals/redemption from investments	19,688	31,630	32,040
Net cash provided by (used in) investing activities	(5,531)	6,130	7,962
Cash flows from financing activities
Capital contributions received from noncontrolling interest	177,832	4,720	6,447
Capital contributions received from member	0	18	0
Capital distributions paid to partners and member	(153,670)	(69,624)	(82,247)
Capital distributions paid to the noncontrolling interest	(39,812)	(43,660)	(49,234)
Proceeds from credit facility	20,000	25,000	0
Principal payments on credit facility	(45,000)	0	0
Principal payments on senior loan	(91,195)	(7,325)	(27,447)
Debt issuance costs	0	0	(1,291)
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs	179,857	0	0
Proceeds from exercise of warrants	6,745	0	0
Net cash provided by (used in) financing activities	54,757	(90,871)	(153,772)
Effect of exchange rate changes on cash	884	314	(182)
Net increase (decrease) in cash and cash equivalents	118,280	11,766	(28,963)
Beginning of year	79,866	68,100	97,063
End of year	198,146	79,866	68,100
Supplemental disclosure of cash flow information
Cash paid during the year for interest	21,464	22,674	23,587
Cash paid during the year for income taxes	3,160	1,739	1,352
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders	172,358	30,233	19,495
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction	$ 14,140	$ 0	$ 0